Related Party Transactions - Narrative Part 1 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Trade accounts receivable	$ 581,770		$ 626,375	$ 568,679
Trade accounts payable	378,460		315,661	266,417
Broadband, Wireless and Other Segments
Related Party Transaction [Line Items]
Expenses associated with services	20,000	$ 21,000	72,000	54,000	$ 40,000
Office Space from DISH Network
Related Party Transaction [Line Items]
Expenses associated with services	2,000	2,000	7,000	3,000
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses			2,000	198,000	309,000
Expenses associated with services	1,000	1,000
Trade accounts receivable	1,000		1,000	1,000
Trade accounts payable	3,000		1,000	3,000
Equipment sales and other revenue	$ 1,000	$ 1,000	$ 4,000	$ 6,000	$ 8,000